Fair Value Measurements - Quantitative Disclosures of Fair Value Measurement Hierarchy for Liabilities (Detail) - Recurring Fair Value Measurement [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities		$ (17)
Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ 1,289
Short-term Borrowings and Long-term Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	5,454,688	4,022,707
Significant Observable Inputs (Level 2) [member] | Foreign Currency Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities		(17)
Significant Observable Inputs (Level 2) [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	1,289
Significant Observable Inputs (Level 2) [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ 5,454,688	$ 4,022,707